Equity - Narratives (Details)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 18, 2025 shares	Feb. 04, 2025 shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Jun. 30, 2025 vote $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Sep. 13, 2025 $ / shares shares	Jan. 06, 2025 shares	Jun. 30, 2024 shares	Jan. 29, 2024 $ / shares shares	Jan. 26, 2024 $ / shares shares	Dec. 31, 2022 shares	Jul. 20, 2021 $ / shares shares	Dec. 03, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			12,786,792	12,786,792		12,786,792	6,110,449	6,133,631	25,733,735
Common stock, shares issued (in shares)			12,786,792	12,786,792		12,786,792	6,110,449	6,133,631	25,733,735
Common stock, shares authorized (in shares)			150,000,000	150,000,000		150,000,000		150,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Share issuance for acquisition, shares								0	6,798,000
Stock Repurchased During Period, Shares			160,637
Preferred Stock, Shares Authorized			50,000,000	50,000,000		50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Previously Reported
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)								25,895,612
Common stock, shares issued (in shares)								25,895,612
Debenture Units
Class of Stock [Line Items]
Warrants exercise price(in usd per share) | $ / shares													$ 2.75	$ 2.75
Debenture units, issued (in shares)													18,752	18,752
Debenture Warrants
Class of Stock [Line Items]
Warrants exercise price(in usd per share) | $ / shares										$ 11.61				$ 11.61
Warrants callable by each right ( shares)										4.22
Debenture units, issued (in shares)													18,752
Marret Asset Management Inc
Class of Stock [Line Items]
Share issuance for acquisition, shares									357,142
RSU's
Class of Stock [Line Items]
Equity based compensation (in shares)	60,082					382,809	15,160	161,877
Shares issued for services (shares)		17,315
Broker Warrants
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding																76,923
Warrants exercise price(in usd per share) | $ / shares																$ 3.90
Arrangement Warrants
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding			20,468,128	20,468,128	20,468,128	20,468,128		20,468,128									20,468,128
Warrants exercise price(in usd per share) | $ / shares										$ 26.01							$ 6.16
Common share purchase warrants (in shares)																	20,468,128
Warrants callable by each right ( shares)										33.78							0.125
Class of Warrant or Right, Unissued			606,009	606,009		606,009
Arrangement Warrants | Maximum
Class of Stock [Line Items]
Common share purchase warrants (in shares)																	2,558,516
Common Shares Purchase Warrants
Class of Stock [Line Items]
Common share purchase warrants (in shares)			937,600	937,600		937,600		222,079						937,600
Warrant exercise period														8 years
Warrant period, not permitted to be exercised														12 months
Warrants callable by each right ( shares)														1
Warrants issued per unit (shares)														50
Class of Warrant or Right, Unissued			222,079	222,079		222,079
Debenture Warrants
Class of Stock [Line Items]
Warrants exercise price(in usd per share) | $ / shares														$ 2.75
Acquisition of Ovation
Class of Stock [Line Items]
Share issuance for acquisition, shares									3,186,398
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			12,786,792	12,786,792	6,789,843	12,786,792	6,110,449	6,133,631	6,095,289			6,110,449			22,190,195
Shares issued for services (shares)						4,101
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001
Share issuance for acquisition, shares				5,666,700		5,666,700
Common Stock | Previously Reported
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)								25,895,612	25,733,735
Common Stock | Runway Growth Capital LLC
Class of Stock [Line Items]
Share issuance for acquisition, shares						637,880
Common Stock | Canadian Fixed Income Manager
Class of Stock [Line Items]
Share issuance for acquisition, shares						122,308
Common Stock | Reverse Acquisition Of TURN
Class of Stock [Line Items]
Share issuance for acquisition, shares						5,666,700
Common Stock | Acquisition of Ovation
Class of Stock [Line Items]
Share issuance for acquisition, shares									3,186,398
Yukon New Parent, Inc.
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)					1,000
Common stock, shares issued (in shares)					1,000
Number of votes per share | vote					1
Common stock, shares authorized (in shares)					1,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001
Yukon New Parent, Inc. | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)					1,000						0